united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Fair Value

	COMMON STOCK - 80.1%
	AIRLINES - 2.5%
4,580	Alaska Air Group, Inc.	$ 266,968
7,381	Hawaiian Holdings, Inc.*	280,183
		547,151
	APPAREL - 0.5%
3,756	Skechers U.S.A., Inc.*	111,628

	AUTO PARTS & EQUIPMENT - 0.9%
13,654	American Axle & Manufacturing Holdings, Inc. *	197,710

	BIOTECHNOLOGY - 3.7%
6,270	Acorda Therapeutics, Inc.*	159,916
7,648	Emergent BioSolutions, Inc.*	215,062
2,741	Ligand Pharmaceuticals, Inc.*	326,919
9,575	NewLink Genetics Corp. *	107,815
		809,712
	BUILDING MATERIALS -0.6%
1,776	Eagle Materials, Inc.	137,018

	CHEMICALS - 0.9%
3,239	Stepan Co.	192,818

	COMMERCIAL SERVICES - 6.2%
1,355	Advisory Board Co.*	47,953
14,217	Bridgepoint Education, Inc.*	102,931
5,565	Brink's Co.	158,547
4,418	Deluxe Corp.	293,223
2,249	Global Payments, Inc.	160,534
3,908	Insperity, Inc.	301,815
457	Nutrisystem, Inc.	11,590
5,963	Strayer Education, Inc.	292,962
		1,369,555
	COMPUTERS - 1.5%
999	MTS System Corp.	43,796
4,453	Manhattan Associates, Inc.*	285,571
		329,367
	DIVERSIFIED FINANCIAL SERVICES - 6.3%
19,891	BGC Partners, Inc.	173,251
4,565	Blackhawk Network Holding*	152,882
2,643	CBOE Holdings, Inc.	176,077
19,877	GAIN Capital Holdings, Inc.	125,623
2,300	Higher One Holdings, Inc.*	11,753

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value

11,800	INTL. FCStone, Inc.*	$ 322,022
7,252	Moelis & Co.	163,170
14,253	On Deck Capital, Inc.*	73,403
7,374	Altisource Portfolio (b)*	205,292
		1,403,473
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
17,235	General Cable Corp.	219,057

	ENGINEERING & CONSTRUCTION - 1.0%
5,267	Argan, Inc.	219,739

	ENTERTAINMENT - 0.8%
5,746	Carmike Cinemas, Inc.*	173,070

	FOOD - 2.0%
4,841	Cal-Maine Foods, Inc. (b)	214,553
8,772	Pilgrim's Pride Corp.	223,511
		438,064
	FOREST PRODUCTS & PAPER - 1.4%
3,399	Clearwater Paper Corp.*	222,193
2,721	Domtar Corp.	95,262
		317,455
	HEALTHCARE-PRODUCTS - 0.0%
100	Analogic Corp.	7,944

	HEALTHCARE-SERVICES - 3.3%
4,393	Amsurg Corp.*	340,633
5,420	Centene Corp.*	386,825
		727,458
	HOME FURNISHINGS - 0.8%
3,310	Tempur Sealy International*	183,109

	HOUSEWARES - 2.0%
20,683	Central Garden & Pet Co.*	449,028

	INSURANCE - 13.7%
15,743	American Equity Investment	224,338
4,539	American Financial Group	335,568
5,120	AMERISAFE, Inc.	313,446
11,637	AmTrust Financial Services, Inc.	285,107
3,086	Argo Group International	160,137
2,649	Axis Capital Holdings, Ltd.	145,695

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value

6,653	EMC Insurance Group	$ 184,421
1,095	Enstar Group, Ltd.*	177,379
2,192	Erie Indemnity Co.	217,753
4,433	FBL Financial Group	268,950
4,682	HCI Group, Inc.	127,725
10,600	Heritage Insurance Holdings, Inc.	126,882
18,489	Maiden Holdings, Ltd.	226,305
12,998	Universal Insurance Holdings, Inc. (b)	241,503
		3,035,209

	INTERNET - 2.2%
18,758	1-800-Flowers.com, Inc. *	169,197
10,605	AVG Technologies NV	201,389
6,442	VASCO Data Security*	105,584
		476,170
	MACHINERY - 0.1%
610	AGCO Corp.	28,749

	MEDIA - 0.9%
30,440	Entravision Communication	204,557

	METAL FABRICATE/HARDWARE - 0.9%
7,200	Global Brass & Copper Holdings, Inc.	196,488

	MINING - 3.0%
86,511	Fairmount Santrol Holding*	666,999

	MISCELLANEOUS - 1.5%
12,503	Smith & Wesson Holding Co. (b)*	339,832

	OFFICE FURNISHINGS - 1.8%
4,773	HNI Corp.	221,897
7,254	Knoll, Inc.	176,127
		398,024
	OIL & GAS - 2.0%
12,645	Alon USA Energy, Inc.	81,940
5,026	CVR Energy, Inc.	77,903
8,864	Delek US Holdings, Inc.	117,093
8,238	Western Refining, Inc.	169,950
		446,886

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value

	PACKAGING & CONTAINERS - 0.8%
2,295	AEP Industries, Inc.	$ 184,656

	PHARMACEUTICALS - 2.1%
6,913	Enanta Pharmaceuticals, Inc. (b)*	152,432
23,213	SciClone*	303,162
		455,594
	RETAIL - 4.8%
13,598	Ascena Retial Group, Inc.*	95,050
8,115	Cash America International, Inc.	345,861
5,587	Outerwall, Inc.	234,654
26,931	Pier 1 Imports, Inc.	138,425
15,851	Ruth's Hospitality Group	252,823
		1,066,813
	SEMICONDUCTORS - 3.7%
30,978	Amkor Technology, Inc.*	178,124
7,317	Cirrus Logic, Inc.*	283,826
7,392	FormFactor, Inc.*	66,454
9,639	Tessera Technologies, Inc.	295,339
		823,743
	SOFTWARE - 1.4%
7,814	CSG Systems International	314,982

	TELECOMMUNICATIONS - 3.5%
28,372	EarthLink Holdings Corp.	181,581
13,379	General Communicatoin, Inc.	211,388
11,598	Lumos Networks Corp.*	140,336
7,008	NeuStar, Inc. (b)*	164,758
10,780	ShoreTel, Inc.*	72,118
		770,181
	TRANSPORTATION - 2.3%
21,448	Air Transport Services*	277,966
2,123	Atlas Air Worlwide Holdi*	87,935
9,239	Swift Transportation*	142,373
		508,274

	TOTAL COMMON STOCK (Cost $17,393,074)	17,750,513

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value
	SHORT-TERM INVESTMENT - 5.7%
103,298	Fidelity Institutional Money Market Fund - Institutional Class, 0.46% (a)	$ 103,298
1,168,743	Fidelity Institutional Money Market Fund - Institutional Class, 0.46% (c)	1,168,743
	TOTAL SHORT-TERM INVESTMENT (Cost $1,272,041)	1,272,041

	TOTAL INVESTMENTS - 85.8% (Cost $18,665,115)(c)	$ 19,022,554
	OTHER ASSETS LESS LIABILITIES - NET - 14.2%	3,135,768
	TOTAL NET ASSETS - 100.0%	$ 22,158,322

* Non-Income producing security.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.
(b) All or a portion of the security is out on loan at June, 30 2016. Total loaned securities had a market value of $1,146,114 at June, 30 2016.
(c) All or a portion of the security is segregated as collateral for securities on loan at June, 30 2016. Total collateral had a market value of $1,168,743 at June, 30 2016
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,749,811 and differs from market Fair Value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,865,537
	Unrealized depreciation:	(1,592,794)
	Net unrealized appreciation:	$ 272,743

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,750,513	$ -	$ -	$ 17,750,513
Short-Term Investment	1,272,041	-	-	1,272,041
Total	$ 19,022,554	$ -	$ -	$ 19,022,554

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/23/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/23/2016